Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,879)	$ (8,390)	$ (6,708)	$ (20,373)
Loss (income) from discontinuing operations	74	(6,199)	177	(16,168)
Loss from continuing operations	(2,953)	(2,191)	(6,885)	(4,205)
Adjustments to reconcile net loss to net cash used in operating activities, continuing operations:
Depreciation	90	36	159	310
Amortization	214	223	454	491
Stock-based compensation	113	186	263	530
Change in fair value of warrant liability, acquisition note payable and other derivatives	(156)	(292)	(160)	(3,782)
Amortization of operating lease right-of-use assets	76	85	144
Change in fair value of siParadigm Earn-Out	65		935
Amortization of discount on debt and debt issuance costs	63	470	497	226
Loss on extinguishment of debt	31	256	256
Interest added to Convertible Note		268	268
Issuance of common stock to vendor			39
Modification of 2017 Debt warrants				83
Loss in equity-method investment				154
Change in fair value of Excess Consideration note			(93)
Gain on troubled debt restructuring			(258)
Goodwill impairment			2,873
Changes in:
Accounts receivable	82	86	81	296
Other current assets	136	3	(279)	(87)
Other non-current assets	(5)	55	(2)	(49)
Accounts payable, accrued expenses and deferred revenue	321	889	(1,342)	2,880
Due to Interpace Biosciences, Inc.	628
Obligations under operating leases	(125)	(107)	(189)
Deferred rent payable and other				(48)
Net cash provided by (used in) operating activities, continuing operations	(1,420)	(33)	(3,239)	(3,201)
Net cash used in operating activities, discontinuing operations	(481)	(4,827)	(5,421)	(9,351)
Net cash used in operating activities	(1,901)	(4,860)	(8,660)	(12,552)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(39)	(21)	(28)	(17)
Distribution from Joint Venture	36
Receipts from Excess Consideration Note	888
Net cash provided by (used in) investing activities, continuing operations	885	(21)	(28)	(17)
Net cash provided by (used in) investing activities, discontinuing operations	40	(34)	9,119	1,101
Net cash provided by (used in) investing activities	925	(55)	9,091	1,084
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on obligations under finance leases	(23)	(25)	(72)	(43)
Proceeds from offerings of common stock, net of certain offering costs		5,412	5,412
Payments on Advance from NovellusDx, Ltd.	(300)		(892)
Advance from NovellusDx, Ltd.				1,500
Proceeds from Convertible Note				2,500
Principal payments on Convertible Note			(1,023)
Fractional shares settlement paid in cash			(5)
Net cash provided by (used in) financing activities, continuing operations	(323)	5,387	3,420	3,957
Net cash used in financing activities, discontinuing operations		75	(115)	(1,810)
Net cash provided by (used in) financing activities	(323)	5,462	3,305	2,147
Effect of foreign exchange rates on cash and cash equivalents and restricted cash	(67)	(41)	(17)	(59)
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,366)	506	3,719	(9,380)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Beginning	4,230	511	511	9,891
Ending	2,864	1,017	4,230	511
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	4,230	1,017	511	9,891
SUPPLEMENTAL CASH FLOW DISCLOSURE
Cash paid for interest	7	694	1,501	1,271
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in VenturEast settlement	12
Fair value of common stock exchanged to settle Note Payable	531
Right of use assets obtained through operating leases	27
Fixed assets obtained through finance leases	17	145
Conversion of debt and accrued interest into common stock		$ 350	350
Fixed assets acquired through finance lease arrangements			145	75
Increase in fair value of conversion option			547
Exchanges of principal on Convertible Note for common stock			612
Partial pay-off of Convertible Note through note payable to Atlas Sciences, LLC			1,250
Fair value of warrants reclassified from liabilities to equity				423
Beneficial conversion feature on Convertible Note				328
Beneficial conversion feature on Advance from NovellusDx, Ltd.				$ 1,173